Deposits and other borrowings - Summary (Details) - AUD ($) $ in Millions	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Deposits and other borrowings
Deposits and other borrowings	$ 659,129	$ 626,955	$ 591,131
Australia
Deposits and other borrowings
Deposits and other borrowings	566,152	532,516
Australia | Certificates of deposit
Deposits and other borrowings
Deposits and other borrowings	30,507	31,506
Australia | Non-interest bearing, repayable at call
Deposits and other borrowings
Deposits and other borrowings	55,180	52,819
Australia | Other interest bearing at call
Deposits and other borrowings
Deposits and other borrowings	352,544	345,416
Australia | Other interest bearing term
Deposits and other borrowings
Deposits and other borrowings	127,921	102,775
New Zealand
Deposits and other borrowings
Deposits and other borrowings	71,202	75,755
New Zealand | Certificates of deposit
Deposits and other borrowings
Deposits and other borrowings	2,588	3,293
New Zealand | Non-interest bearing, repayable at call
Deposits and other borrowings
Deposits and other borrowings	12,674	14,066
New Zealand | Other interest bearing at call
Deposits and other borrowings
Deposits and other borrowings	27,517	31,354
New Zealand | Other interest bearing term
Deposits and other borrowings
Deposits and other borrowings	28,423	27,042
Other overseas
Deposits and other borrowings
Deposits and other borrowings	21,775	18,684
Other overseas | Certificates of deposit
Deposits and other borrowings
Deposits and other borrowings	13,200	11,839
Other overseas | Non-interest bearing, repayable at call
Deposits and other borrowings
Deposits and other borrowings	1,178	919
Other overseas | Other interest bearing at call
Deposits and other borrowings
Deposits and other borrowings	1,883	1,751
Other overseas | Other interest bearing term
Deposits and other borrowings
Deposits and other borrowings	5,514	4,175
Parent Entity
Deposits and other borrowings
Deposits and other borrowings	586,745	550,187
Parent Entity | Australia
Deposits and other borrowings
Deposits and other borrowings	566,152	532,516
Parent Entity | Australia | Certificates of deposit
Deposits and other borrowings
Deposits and other borrowings	30,507	31,506
Parent Entity | Australia | Non-interest bearing, repayable at call
Deposits and other borrowings
Deposits and other borrowings	55,180	52,819
Parent Entity | Australia | Other interest bearing at call
Deposits and other borrowings
Deposits and other borrowings	352,544	345,416
Parent Entity | Australia | Other interest bearing term
Deposits and other borrowings
Deposits and other borrowings	127,921	102,775
Parent Entity | Other overseas
Deposits and other borrowings
Deposits and other borrowings	20,593	17,671
Parent Entity | Other overseas | Certificates of deposit
Deposits and other borrowings
Deposits and other borrowings	13,200	11,839
Parent Entity | Other overseas | Non-interest bearing, repayable at call
Deposits and other borrowings
Deposits and other borrowings	473	357
Parent Entity | Other overseas | Other interest bearing at call
Deposits and other borrowings
Deposits and other borrowings	1,569	1,446
Parent Entity | Other overseas | Other interest bearing term
Deposits and other borrowings
Deposits and other borrowings	$ 5,351	$ 4,029